FINANCIAL (EXPENSES) INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL (EXPENSES) INCOME, NET [Abstract]
Schedule of Financial (Expenses) Income, Net
	Year ended December 31,
	2013	2012	2011
	$	$	$
Financial expenses:

Interest, amortization of discount, bank charges and fees (*)	(67)	(425)	(1,021)
Exchange differences	(89)	-	-

Total financial expenses	(156)	(425)	(1,021)
Financial income:

Gain on extinguishment of convertible bonds (**)	-	2,230	2,006
Exchange differences	-	-	5

Total financial income	-	2,230	2,011

Net total	(156)	1,805	990

(*)	Includes expenses of $0, $445, and $968 related to convertible bonds, in the years ended December 31, 2013, 2012 and 2011, respectively. (See Note 11 above).

(**)	See Note 1.